Finance Costs - Summary of Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Costs [abstract]
Interest expenses for securities sold under agreements to repurchase	¥ 1,565	¥ 2,392	¥ 3,565
Interest expenses for bonds payable	1,503	1,168
Interest expenses for interest-bearing loans and borrowings	566	589	551
Interest on lease liabilities	113	106
Total	¥ 3,747	¥ 4,255	¥ 4,116